Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income	$ 9,528	$ 6,179
Adjustment to reconcile net income to net cash provided by operating activities:
Net cash from operating activities	14,886	12,811
Financing activities:
Payment to repurchase preferred stock	(22,857)
Proceeds from issuance of preferred stock		23,132
Cash dividends paid	(1,873)	(1,159)
Net cash provided by (used for) financing activities	29,282	31,202
Decrease in cash and due from financial institutions	(4,328)	(11,777)
FCBC [Member]
Operating activities:
Net income	9,528	6,179
Adjustment to reconcile net income to net cash provided by operating activities:
Change in other assets and other liabilities	1,508	(1,620)
Equity in undistributed net earnings of subsidiaries	(3,750)	(2,095)
Net cash from operating activities	7,286	2,464
Financing activities:
Payment to repurchase preferred stock	(22,857)
Proceeds from issuance of preferred stock		23,132
Cash dividends paid	(3,338)	(2,315)
Net cash provided by (used for) financing activities	(26,195)	20,817
Decrease in cash and due from financial institutions	(18,909)	23,281
Cash and cash equivalents at beginning of year	32,572	9,291
Cash and cash equivalents at end of year	$ 13,663	$ 32,572